4. CONCESSIONS AND AUTHORIZATIONS (Details Narrative) - BRL (R$) R$ in Millions				12 Months Ended
	Sep. 26, 2019	Sep. 19, 2019	Dec. 14, 2018	Dec. 31, 2019
Disclosure Of Electricity Concessions And Authorizations [line items]
Discount of future payments	107.00%
Concession grant fee	R$ 891	R$ 852	R$ 852
Small Hydro Plants Enterprise [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Discount of future payments				12.50%
Cemig Distribution [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Concession expired				Dec. 31, 2045
Two Thousand and Nineteen [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Percentage of Selic rate				80.00%
Two Thousand Twenty [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Percentage of Selic rate				111.00%